UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	St. Geme, LLC
Address:	One Sansome St., 31st Floor
		San Francisco, CA  94104

Form 13F File Number:	28-05281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Peter E. St. Geme
Title:	Manager
Phone:	415-288-2415

Signature, Place and Date of Signing:

	Peter St. Geme					San Francisco, CA		7-18-2000
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:		220,110


List of Other Included Managers:

None

<Page


NAME OF ISSUER		TITLE OF			CUSIP			VALUE			SHARES	INV.  OTHER	VOTING AUTH
				CLASS							X1000					DISC	MGR	SOLE SHR  NONE


AMGEN INC.                  COM                 031162100               211         3000 SHARE    SOLE           SOLE
CISCO SYSTEMS INC           COM                 17275R102            58,859       926000 SHARE    SOLE           SOLE
CISCO SYSTEMS INC           COM                 17275R102               966        15200 SHARE    SOLE           NONE
E-TEK DYNAMICS              COM                 269240107            29,401       111500 SHARE    SOLE           SOLE
E-TEK DYNAMICS              COM                 269240107               264         1000 SHARE    SOLE           NONE
GENERAL ELECTRIC CO.        COM                 369604103               318         6000 SHARE    SOLE           SOLE
JDS UNIPHASE CORP           COM                 46612J101               683         5700 SHARE    SOLE           SOLE
MICROSOFT CORP              COM                 594918104             8,473       106000 SHARE    SOLE           SOLE
MICROSOFT CORP              COM                 594918104             2,001        25036 SHARE    SOLE           NONE
NETWORK APPLIANCE           COM                 64120L104            10,055       125000 SHARE    SOLE           SOLE
NEXTERA                     COM                 65332E101                48        10000 SHARE    SOLE           NONE
NORTEL NETWORKS             COM                 656568102               819        12000 SHARE    SOLE           SOLE
QUALCOMM INC.               COM                 747525103               108         1800 SHARE    SOLE           SOLE
QUALCOMM INC.               COM                 747525103               240         4000 SHARE    SOLE           NONE
RF MICRODEVICES INC         COM                 749941100             9,844       112500 SHARE    SOLE           SOLE
TEXAS INSTRUMENTS INC       COM                 882508104               824        12000 SHARE    SOLE           SOLE
XILINX INC                  COM                 983919101             8,256       100000 SHARE    SOLE           SOLE
YAHOO INC                   COM                 984332106            88,740       518000 SHARE    SOLE           SOLE





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